Summary of Current Replacement Cost of Derivatives by Sector (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 326,078	$ 305,114
Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	19,549	22,550
Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	5,389	6,206
Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	10,085	11,639
Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,075	4,705
Canada [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	12,081	13,761
Canada [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	5,132	5,636
Canada [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	5,441	6,185
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,508	1,940
United States [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	866	822
United States [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	23	19
United States [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	189	66
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	654	737
Other international [member] | Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	6,602	7,967
Other international [member] | Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	234	551
Other international [member] | Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,455	5,388
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 1,913	$ 2,028